Fair Value Measurements - Subsequent Measurement (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 02, 2020 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Adjustment of Warrants		$ (13,765)	$ (3,477)
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation as of December 31, 2021		11,213
Initial measurement on December 2, 2020			13,477
Change in valuation inputs or other assumptions		(8,733)	(2,264)
Fair value as of March 31, 2022		$ 2,480	$ 11,213
Price per warrant | $ / shares	$ 1.25	$ 0.23	$ 1.04
Liabilities		$ 2,500	$ 11,200
Fair Value Adjustment of Warrants	$ 13,500		$ 11,200
Derivative Liability, Measurement Input			1.04
Private Placement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation as of December 31, 2021		6,608
Initial measurement on December 2, 2020			$ 7,821
Change in valuation inputs or other assumptions		(5,032)	(1,213)
Fair value as of March 31, 2022		$ 1,576	$ 6,608
Price per warrant | $ / shares	$ 1.29	$ 0.26	$ 1.09
Liabilities		$ 1,600	$ 6,600
Fair Value Adjustment of Warrants	$ 7,800		$ 6,600
Derivative Liability, Measurement Input			1.09
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation as of December 31, 2021		17,821
Initial measurement on December 2, 2020			$ 21,298
Change in valuation inputs or other assumptions		(13,765)	(3,477)
Fair value as of March 31, 2022		$ 4,056	$ 17,821